UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7217

Waddell & Reed Advisors Asset Strategy Fund, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter) to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

THE INVESTMENTS OF ASSET STRATEGY FUND
      September 30, 2004

BULLION - 8.42%	Troy Ounces	Value

Gold	116,033	$48,553,916

(Cost: $41,815,306)

COMMON STOCKS	Shares

Air Transportation - 0.48%
BAA plc (A)	277,820	2,782,837

Aircraft - 2.01%
Lockheed Martin Corporation	104,200	5,812,276
United Technologies Corporation	62,000	5,789,560

		11,601,836

Aluminum - 2.28%
Alcan Inc.	151,600	7,246,480
Aluminum Corporation of China Limited, H Shares (A)	9,154,000	5,928,072

		13,174,552

Broadcasting - 1.11%
Cox Communications, Inc., Class A*	192,900	6,390,777

Business Equipment and Services - 1.49%
First Data Corporation	131,300	5,711,550
Mitsubishi Corporation (A)	269,600	2,913,867

		8,625,417

Capital Equipment - 3.08%
Caterpillar Inc.	127,600	10,265,420
Chicago Bridge & Iron Company N.V., NY Shares	60,048	1,800,840
Deere & Company	88,100	5,686,855

		17,753,115

Chemicals - Petroleum and Inorganic - 0.24%
LG Chem, Ltd. (A)	36,080	1,369,254

Coal - 2.19%
Peabody Energy Corporation (B)	211,900	12,608,050

Computers - Micro - 0.49%
Dell Inc.*	79,100	2,812,005

Computers -- Peripherals - 0.69%
Lexmark International, Inc.*	47,200	3,965,272

Construction Materials - 1.99%
Cemex, S.A. de C.V., ADR	407,223	11,459,255

Consumer Electronics - 0.90%
Matsushita Electric Industrial Co., Ltd. (A)	388,000	5,179,436

Cosmetics and Toiletries - 1.00%
Avon Products, Inc.	132,600	5,791,968

Electronic Components - 3.20%
Motorola, Inc.	172,200	3,106,488
Samsung Electronics Co., Ltd. (A)	31,935	12,701,893
Texas Instruments Incorporated	124,500	2,649,360

		18,457,741

Food and Related - 3.32%
Archer Daniels Midland Company	603,200	10,242,336
Bunge Limited	209,127	8,360,897
J.M. Smucker Company (The)	12,200	541,802

		19,145,035

Forest and Paper Products - 1.85%
Aracruz Celulose S.A., ADR	121,600	4,027,392
Weyerhaeuser Company	100,000	6,648,000

		10,675,392

Gold and Precious Metals - 5.50%
Agnico-Eagle Mines Limited	167,900	2,397,612
Barrick Gold Corporation	628,800	13,229,952
Open Joint Stock Company "Mining and Metallurgical Company Norilsk Nickel", ADR	139,050	8,829,675
Yanzhou Coal Mining Company Limited, Class H (A)*	5,594,000	7,245,278

		31,702,517

Health Care - Drugs - 1.21%
Gilead Sciences, Inc.*	40,000	1,495,000
Pfizer Inc.	179,000	5,477,400

		6,972,400

Health Care - General - 0.76%
Boston Scientific Corporation*	74,900	2,975,777
Schein (Henry), Inc.*	22,500	1,401,863

		4,377,640

Hospital Supply and Management - 0.78%
Caremark Rx, Inc.*	141,300	4,531,491

Mining - 7.65%
Alumina Limited (A)	1,307,845	5,324,404
BHP Billiton Plc (A)	834,100	8,676,628
Freeport-McMoRan Copper & Gold Inc., Class B	410,122	16,609,941
Inco Limited*	91,500	3,573,075
Rio Tinto plc (A)	370,010	9,950,361

		44,134,409

Motor Vehicle Parts - 0.44%
Denway Motors Limited (A)*	7,614,000	2,538,618

Motor Vehicles - 0.52%
Toyota Motor Corporation (A)	78,200	2,994,728

Multiple Industry - 8.55%
AU Optronics Corp., ADR	349,700	4,378,244
BUCYRUS International, Inc., Class A*	63,700	2,141,913
Companhia Vale do Rio Doce, ADR	792,900	17,816,463
General Electric Company	420,900	14,133,822
Hutchison Whampoa Limited, Ordinary Shares (A)	1,386,000	10,841,872

		49,312,314

Nonresidential Construction - 1.56%
Fluor Corporation	63,133	2,810,681
Hyundai Heavy Industries Co., Ltd. (A)	230,275	6,199,327

		9,010,008

Petroleum - International - 6.65%
Anadarko Petroleum Corporation	185,400	12,303,144
Burlington Resources Inc.	259,300	10,579,440
Exxon Mobil Corporation	320,800	15,504,264

		38,386,848

Petroleum - Services - 3.03%
Baker Hughes Incorporated	66,300	2,898,636
Schlumberger Limited	172,300	11,597,513
Transocean Inc.*	82,700	2,959,006

		17,455,155

Railroads - 0.98%
Union Pacific Corporation	96,100	5,631,460

Real Estate Investment Trust - 2.39%
Keppel Land Limited (A)	2,345,000	2,645,156
Mitsubishi Estate Co., Ltd. (A)	520,000	5,426,744
Mitsui Fudosan Co., Ltd. (A)	548,000	5,699,061

		13,770,961

Restaurants - 0.30%
Panera Bread Company, Class A*	46,240	1,735,618

Securities and Commodity Brokers - 1.15%
Chicago Mercantile Exchange Holdings Inc.	41,000	6,613,300

Utilities -- Electric - 3.30%
Dominion Resources, Inc.	129,200	8,430,300
Huaneng Power International, Inc., H Shares (A)	9,554,000	7,718,572
Veolia Environment (A)	101,350	2,916,328

		19,065,200

Utilities -- Telephone - 0.52%
Vodafone Group Plc, ADR	123,900	2,987,229

TOTAL COMMON STOCKS - 71.61%		$413,011,838

(Cost: $371,676,587)

	Principal Amount in Thousands

CORPORATE DEBT SECURITIES

Aircraft - 0.36%
Raytheon Company,
6.5%, 7-15-05	$2,000	2,059,208

Banks - 0.10%
Norwest Financial, Inc.,
7.6%, 5-3-05	537	553,251

Capital Equipment - 0.46%
Hyundai Motor Company,
5.3%, 12-19-08 (C)	2,600	2,668,687

Construction Materials - 1.02%
Hanson Overseas B.V.,
6.75%, 9-15-05	3,100	3,215,701
Interface, Inc.:
7.3%, 4-1-08	1,320	1,326,600
9.5%, 2-1-14	1,280	1,324,800

		5,867,101

Finance Companies - 0.56%
SLM Corporation,
4.0%, 7-25-14	1,200	1,197,192
Toyota Motor Credit Corporation,
4.05%, 11-30-04	2,000	2,006,154

		3,203,346

Food and Related - 0.81%
ConAgra, Inc.,
7.5%, 9-15-05	1,030	1,072,374
Sara Lee Corporation,
6.45%, 9-26-05	3,500	3,616,536

		4,688,910

Forest and Paper Products - 0.29%
Abitibi-Consolidated Inc.,
8.3%, 8-1-05	1,625	1,677,813

Furniture and Furnishings - 0.11%
Leggett & Platt, Incorporated,
7.65%, 2-15-05	650	660,910

Multiple Industry - 0.82%
Hutchison Whampoa International (03/33) Limited,
6.25%, 1-24-14 (C)	1,320	1,354,567
National Rural Utilities Cooperative Finance Corporation,
3.0%, 2-15-06	2,000	2,007,286
Sino-Forest Corporation,
9.125%, 8-17-11 (C)	1,325	1,361,437

		4,723,290

Publishing - 0.14%
Pearson Inc.,
7.375%, 9-15-06 (C)	750	812,635

Retail - Specialty Stores - 0.09%
Lowe's Companies, Inc.,
7.5%, 12-15-05	500	528,965

Utilities -- Electric - 1.27%
Dominion Resources, Inc.,
7.625%, 7-15-05	2,000	2,076,640
Scana Corporation,
2.16%, 11-15-06	5,250	5,259,734

		7,336,374

Utilities - Gas and Pipeline - 0.46%
Consolidated Natural Gas Company,
7.25%, 10-1-04	1,500	1,500,000
Wisconsin Gas Company,
6.375%, 11-1-05	1,135	1,175,770

		2,675,770

Utilities -- Telephone - 0.70%
Verizon Global Funding Corp. and Verizon
Communications Inc.,
6.75%, 12-1-05	1,500	1,570,273
Open Joint Stock Company "Vimpel-Communications",
10.0%, 6-16-09 (C)	2,300	2,438,000

		4,008,273

TOTAL CORPORATE DEBT SECURITIES - 7.19%		$41,464,533

(Cost: $41,082,252)

OTHER GOVERNMENT SECURITIES

Japan - 2.92%
Japanese Government 15 Year Floating Rate Bond,
1.03%, 1-20-18 (D)	JPY1,800,000	16,852,488

Korea - 0.40%
Korea Development Bank (The),
1.96%, 10-29-06	$2,300	2,291,421

TOTAL OTHER GOVERNMENT SECURITIES - 3.32%		$19,143,909

(Cost: $19,030,757)

UNITED STATES GOVERNMENT SECURITIES

Mortgage-Backed Obligations - 1.89%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO, Interest Only:
5.5%, 7-15-19	9,141	631,361
5.0%, 2-15-20	5,643	607,152
5.0%, 6-15-22	7,634	603,889
5.0%, 7-15-22	26,311	2,218,520
5.5%, 8-15-22	7,898	941,784
5.5%, 12-15-22	2,744	333,020
5.0%, 1-15-23	5,152	452,148
5.5%, 9-15-23	9,443	927,254
5.5%, 10-15-23	19,826	1,883,914
5.5%, 11-15-23	8,801	1,305,015
Federal National Mortgage Association Agency REMIC/CMO,
5.5%, 11-25-25	9,027	992,340

		10,896,397

Treasury Obligation - 0.86%
United States Treasury Note,
1.125%, 6-30-05	5,000	4,964,845

TOTAL UNITED STATES GOVERNMENT SECURITIES - 2.75%		$15,861,242

(Cost: $15,895,650)
	Face Amount in Thousands

UNREALIZED LOSS ON OPEN FORWARD CURRENCY CONTRACTS - (0.24%)

Australian Dollar, 5-19-05 (D)	AUD 17,500	(728,637)
British Pound, 11-24-04 (D)	GBP 4,648	(132,220)
British Pound, 11-24-04 (D)	4,648	(40,095)
Euro, 1-31-05 (D)	EUR 13,900	(714,167)
Euro, 1-31-05 (D)	13,900	373,773
Japanese Yen, 11-24-04 (D)	JPY 911,876	351,009
Japanese Yen, 11-24-04 (D)	911,876	(95,238)
Japanese Yen, 1-31-05 (D)	1,833,625	100,237
Japanese Yen, 1-31-05 (D)	1,833,625	(471,864)

		$(1,357,202)

TOTAL SHORT-TERM SECURITIES - 8.69%		$50,089,221

(Cost: $50,089,221)

TOTAL INVESTMENT SECURITIES - 101.74%		$586,767,457

(Cost: $539,589,773)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (1.74%)		(10,042,788)

NET ASSETS - 100.00%		$576,724,669

Notes to Schedule of Investments
*	No dividends were paid during the preceding 12 months.

(A)	Listed on an exchange outside the United States.

(B)	As of September 30, 2004, a portion of this security was used as cover for the following written call options:

Expiration
		Contracts	Month/
		Subject to	Exercise	Premium	Market
	Underlying Security	Call	Price	Received	Value

	Peabody Energy Corporation	2,119	December/65	$144,343	$275,470

(C)
Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the total value of these securities amounted to $8,635,326 or 1.50% of net assets.

(D)	Principal amounts are denominated in the indicated foreign currency, where applicable (AUD - Australian Dollar, EUR - Euro, GBP - Great Britain Pound, JPY - Japanese Yen).

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Asset Strategy Fund, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date November 29, 2004

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date November 29, 2004